Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2016
Accrued liabilities and other current liabilities [Abstract]
Accrued liabilities and other current liabilities
16.	Accrued liabilities and other current liabilities

	December 31,
	2015	2016
	RMB	RMB

Accrued revenue sharing fees	298,805	521,654
Accrued salaries and welfare	169,041	200,606
Accrued bandwidth costs	71,507	86,186
Market promotion expenses	29,358	68,243
Value added taxes payable	16,010	38,161
License fees	10,000	22,725
Deposits from content providers and suppliers	16,531	18,779
Other taxes payable	14,370	18,516
Interests payable	14,795	15,800
Others	41,472	75,368

Total	681,889	1,066,038